Document and Entity Information	Feb. 03, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2025
Entity File Number	001-40048
Entity Registrant Name	Innovid Corp.
Entity Central Index Key	0001835378
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-3769599
Entity Address, Address Line One	116 E 16 Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	966-7555
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CTV
Security Exchange Name	NYSE
Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	CTVWS
Security Exchange Name	NYSE